Entity-wide Information by Geographic Location - Summary of Revenue and Property and Equipment, Net by Geographical Location (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenue	$ 1,046,884	$ 1,023,864	$ 996,531	$ 963,738	$ 978,637	$ 907,404	$ 910,535	$ 952,395	$ 4,031,017	$ 3,748,971
Revenue											$ 2,767,476
Reimbursed revenue											233,574
Total revenue											3,001,050
Property and equipment, net	458,845				399,103				458,845	399,103
North America
Revenue:
Revenue									2,155,609	1,981,814	1,413,079
Property and equipment, net	372,163				328,690				372,163	328,690
United States
Revenue:
Revenue									2,132,275	1,960,637	1,392,873
Property and equipment, net	372,033				328,664				372,033	328,664
Latin America
Revenue:
Revenue									147,375	129,644	117,665
Property and equipment, net	4,294				2,732				4,294	2,732
Europe, Middle East and Africa
Revenue:
Revenue									1,310,573	1,280,861	979,921
Property and equipment, net	51,780				53,434				51,780	53,434
United Kingdom
Revenue:
Revenue									659,350	655,314	518,174
Asia-Pacific
Revenue:
Revenue									417,460	356,652	$ 256,811
Property and equipment, net	$ 30,608				$ 14,247				$ 30,608	$ 14,247